Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net income (loss) per share-Basic:
Numerator for basic net income (loss) per share	$ 11,491	$ 6,911	$ (3,976)	$ (20,253)
Denominator for basic net income (loss) per share	98,930,771	69,863,597	97,188,248	51,219,473
Basic net income (loss) per common share	$ 0.12	$ 0.10	$ (0.04)	$ (0.40)
Net income (loss) per share-Diluted:
Numerator for diluted net income (loss) per share	11,491	6,911	(3,976,000)	(20,253)
Less: Fair value of stock warrants	(14,545)	(10,622)	0	0
Less: Fair value of derivatives	(1,894)	(2,316)	0	0
Net loss attributable to common share	$ (4,948)	$ (6,027)	$ (3,976)	$ (20,253)
Denominator for diluted net income (loss) per share	98,930,771	69,863,597	97,188,248	51,219,473
Diluted net income (loss) per common share	$ (0.05)	$ (0.09)	$ (0.04)	$ (0.40)